UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320

Seattle, Washington

98104

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206)624-6166

Date of reporting period: September 30, 2018

	Principal Amount or Shares	Fair Value
INVESTMENTS IN SECURITIES
U.S. Corporate Bonds - 5.0%
American Depository Receipts - 0.7%
Deutsche Telekom, 6.000%, due July 8, 2019	250,000	255,818
Total American Depository Receipts		255,818
Consumer Staples - 1.0%
Yum! Brands Inc, 5.300%, due September 15, 2019	355,000	359,775
Total Customer Staples		359,775
Information Technology - 1.0%
Adobe Systems, Inc., 4.750%, due February 1, 2020	100,000	102,162
Oracle Corp., 5.000%, due July 8, 2019	250,000	254,323
Total Information Technology		356,485
Transportation - 1.5%
FedEx Corp., 8.000%, due January 15, 2019	500,000	507,295
Total Transportation		507,295
Utilities - 0.7%
Metropolitan Edison, 7.700%, due January 15, 2019	250,000	253,448
Total Utilities		253,448

Total U.S. Corporate Bonds (Cost $1,716,582)		1,732,819

U.S. Common Stock - 90.4%
American Depository Receipts - 2.4%
Atlantic Power Corp.	2,700	5,940
Eaton Corp, PLC	1,400	121,422
Enbridge Inc.	5,215	168,392
Invesco Ltd.	6,300	144,144
Obsidian Energy Ltd.	3,400	3,230
Royal Dutch Shell, PLC	4,300	304,999
Sanofis-Aventis	600	26,802
Unilever PLC	800	43,976
Wheaton Precious Metals Corp.	700	12,250
Total American Depository Receipts		831,155
Consumer Staples - 2.8%
Coca Cola Company	11,050	510,400
The Kraft Heinz Company	4,900	270,039
Proctor & Gamble Co.	2,200	183,106
Total Consumer Staples		963,545
Consumer Discretionary - 1.1%
Genuine Parts Co.	3,400	337,960
Ryman Hospitality Properties Inc.	600	51,702
Total Consumer Discretionary		389,662
Energy - 3.2%
Chevron Corp.	1,800	220,104
Diamond Offshore Drilling, Inc.	1,515	30,300
Exxon Mobil Corp.	2,400	204,048
Hollyfrontier Corp.	3,400	237,660
Kinder Morgan, Inc.	14,119	250,330
Williams Cos Inc.	6,784	184,457
Total Energy		1,126,899
Financials - 25.2%
AvalonBay Communities, Inc.	1,750	317,013
Digital Realty Trust, Inc.	3,310	372,309
EPR Properties	1,900	129,979
Equity Residential PPTYS	3,000	198,780
Essex PPTY	400	98,684
HCP, Inc.	4,600	121,072
Healthcare Realty Trust, Inc.	5,425	158,736
Highwoods Properties, Inc.	1,300	61,438
Hospitality Properties Trust	13,400	386,456
Iron Mountain Inc.	8,100	279,612
Lamar Advertising Company	5,750	447,350
Liberty Properties Trust	16,040	677,690
LTC Properties, Inc.	7,330	323,326
Mack Cali Rlty Corp.	5,600	119,056
National Retail Properties, Inc.	1,470	65,885
Omega Healthcare Investors, Inc.	5,831	191,082
Public Storage Inc.	1,000	201,630
Realty Income Corp.	12,255	697,187
Redwood Trust, Inc.	2,600	42,224
RMR Group, Inc., The	274	25,427
Sabra Health Care REIT, Inc.	2,970	68,666
Senior Housing Properties Trust	10,400	182,624
Stag Industrial, Inc.	14,530	399,575
Sun Communities, Inc.	4,305	437,130
T Rowe Price Group Inc.	5,300	578,654
Tanger Factory Outlet Ctr.	6,400	146,432
Ventas, Inc.	10,800	587,304
Vornado Realty Trust	2,500	182,500
Washington REIT	6,600	202,290
Wells Fargo & Co.	9,540	501,422
Welltower, Inc.	8,810	566,659
Total Financials		8,768,192
Health Care - 3.3%
Amgen Inc.	2,380	493,350
Bristol Myers Squibb	6,900	428,352
Merck & Co Inc.	3,125	221,688
Total Healthcare		1,143,390
Industrials - 2.1%
General Electric Co.	24,550	277,170
Pitney Bowes, Inc.	3,000	21,240
United Parcel Service	3,670	428,473
Total Industrials		726,882
Information Technology - 4.7%
Cisco Systems, Inc.	11,380	553,637
International Business Machines Corp.	2,370	358,368
Paychex, Inc.	9,925	730,976
Total Information Technology		1,642,981
Master Limited Partnerships - 8.6%
Amerigas Partners LP	7,230	285,657
Blackstone Group LP	8,800	335,104
Buckeye Partners LP	6,472	231,115
CVR Partners LP	4,760	18,136
Enbridge Energy Partners LP	3,700	40,663
Energy Transfer Partners LP	12,468	277,538
Enterprise Products Partners LP	18,600	534,378
Linco LLC	5,890	-
Magellan Midstream Partners LP	7,600	514,672
MPLX LP	2,180	75,602
Nustar Energy LP	4,100	113,980
Plains All American Pipeline LP	3,914	97,889
Spectra Energy Partners LP	9,266	330,889
Suburban Propane Partners LP	3,200	75,296
TC Pipelines LP	2,300	69,759
Total Master Limited Partnerships		3,000,678
Materials - 0.3%
International Paper Co	1,900	93,385
Total Mutual Funds		93,385
Mutual Funds - 2.8%
Blackrock Global Floating Rate Income Fund	3,179	41,963
John Hancock Preferred Income Fund	3,284	72,182
iShares Investment Grade Corp. Bonds	640	73,555
iShares US Preferred ETF	2,516	93,419
iShares 1-3 Year Treasury Bond	7,200	598,248
SPDR Barclays High Yield Bond ETF	2,600	93,730
Total Mutual Funds		973,097
Telecommunication Services - 8.0%
AT & T, Inc.	29,570	992,961
Centurylink, Inc.	6,900	146,280
Consolidated Communications	9,600	125,184
Verizon Communications	28,300	1,510,937
Total Telecommunication Services		2,775,362
Utilities - 26.0%
Alliant Energy Corp.	14,900	634,293
American Electric Power, Inc.	8,240	584,051
Atmos Energy Corp.	1,500	140,865
Centerpoint Energy, Inc.	19,800	547,470
Consolidated Edison	8,100	617,139
Dominion Energy, Inc.	10,900	766,052
Duke Energy Corp.	9,095	727,782
Entergy Corp.	4,170	338,312
Eversource Energy	10,481	643,953
Exelon Corp.	6,500	283,790
Firstenergy Corp	1,255	46,648
NextEra Energy, Inc.	3,170	531,292
PPL Corporation	13,945	408,031
Public Service Enterprise Group, Inc.	12,000	633,480
Sempra Corp	1,740	197,925
Southern Company	14,730	642,228
WEC Energy Group, Inc.	10,840	723,678
Xcel Energy, Inc.	12,770	602,872
Total Utilities		9,069,861

Total U.S. Common Stock (Cost $30,770,587)		$ 31,505,089
Cash Equivalents - 4.6%
Total Cash Equivalents (Cost $1,603,933)		$ 1,603,933

TOTAL INVESTMENT IN SECURITIES (Cost $34,091,102)		$ 34,841,841

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of September 30, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		1,732,819		1,732,819
US Common Stock	31,505,089			31,505,089
Cash Equivalents	1,603,933			1,603,933
TOTALS				$34,841,841

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date:October 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: October 18, 2018